Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 882,018
Loans and advances for borrowers requiring caution and impaired loans and advances		¥ 1,965,681
Financial effect of collateral and other credit enhancements	¥ 325,896	¥ 959,015